Stock-Based Compensation Stock-Based Compensation - Summary of Weighted Average Grant-Date Fair Value, Shares Issued and Total Stock-Based Compensation Expense Recognized Related to the Plan (Details) - USD ($)
$ / shares in Units, $ in Thousands, shares in Millions
12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense (in millions)	$ 176,776	$ 192,964	$ 159,325
1995 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value per share	$ 3.61	$ 3.98	$ 4.79
Total shares issued (in millions)	1.4	1.4	1.0
Total stock-based compensation expense (in millions)	$ 4,700	$ 5,600	$ 5,100